SEGMENTS AND GEOGRAPHIC REGIONS	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHIC REGIONS	SEGMENTS AND GEOGRAPHIC REGIONS
The information below reflects the 2025 Segment Realignment structure. Refer to Note 1 for further details.

The Company's segments are aligned with the market verticals they serve, while maintaining integration and innovation strengths within strategic value chains. DuPont is comprised of two operating segments: ElectronicsCo and IndustrialsCo. Major products by segment include: ElectronicsCo (CMP pads and slurries, photoresists and advanced coatings for lithography, removers and cleaners; dielectric and metallization solutions for advanced chip packaging, specialty thermal materials and laminates); and IndustrialsCo (medical packaging, medical silicones, specialty medical devices, water purification and separation, water filtration and purification resins, flexible packaging products, nonwovens, aramids, construction materials, auto adhesives and fluids). The Company operates globally in substantially all of its product lines. Transfers of products between operating segments are generally valued at cost, to the extent such transfers are applicable.

The revenues and certain expenses of the M&M Divestitures are classified as discontinued operations in the current and historical periods. The Auto Adhesives & Fluids, MultibaseTM and Tedlar® product lines within the historical Mobility & Materials segment (the "Retained Businesses") are not included in the scope of the M&M Divestitures and are reflected within IndustrialsCo. Corporate includes DuPont's equity interest in Derby Holdings Group related to the Delrin® Divestiture.

The historic Mobility & Material segment costs that are classified as discontinued operations include only direct operating expenses incurred prior to the November 1, 2022 M&M Divestiture and November 1, 2023 Delrin® Divestiture. Indirect costs, such as those related to corporate and shared service functions previously allocated to the M&M Businesses, do not meet the criteria for discontinued operations and remain reported within continuing operations. A portion of these indirect costs include costs related to activities the Company will continue to undertake post-closing of the M&M Divestitures, and for which it is reimbursed (“Future Reimbursable Indirect Costs”). Future Reimbursable Indirect Costs are reported within continuing operations but are excluded from operating EBITDA as defined below. The remaining portion of these indirect costs are not subject to future reimbursement (“Stranded Costs”). Stranded Costs are reported within continuing operations in Corporate and are included within Operating EBITDA.

The Company's measure of profit/loss for segment reporting purposes is Operating EBITDA as this is the manner in which the Company's chief operating decision maker ("CODM"), the Chief Executive Officer, assesses performance and allocates resources. The CODM utilizes Operating EBITDA to assess financial performance and allocate resources by comparing actual results to historical and previously forecasted results. The Company defines Operating EBITDA as earnings (i.e., “Income from continuing operations before income taxes") before interest, depreciation, amortization, non-operating pension / OPEB benefits / charges, and foreign exchange gains / losses, excluding Future Reimbursable Indirect Costs, and adjusted for significant items. Reconciliations of these measures are provided on the following pages.

Sales are attributed to geographic regions based on customer location; long-lived assets are attributed to geographic regions based on asset location.

Net Trade Revenue by Geographic Region	2024	2023	2022
(In millions) For the years ended December 31,
United States	$4,102	$3,914	$4,066
Canada	273	271	293
EMEA [1]	2,146	2,203	2,193
Asia Pacific [2]	5,368	5,191	6,022
Latin America	497	489	443
Total	$12,386	$12,068	$13,017
1.Europe, Middle East and Africa.
2. Net sales attributed to China/Hong Kong, for the years ended December 31, 2024, 2023 and 2022 were $2,345 million, $2,206 million, and $2,744 million, respectively.

Long-lived Assets by Geographic Region	December 31,
In millions	2024	2023	2022
United States	$3,590	$3,559	$3,501
Canada	60	54	49
EMEA [1]	1,259	1,336	1,271
Asia Pacific	823	896	883
Latin America	36	39	27
Total	$5,768	$5,884	$5,731
1.Europe, Middle East and Africa.

Segment Revenue, Significant Segment Expenses and Segment Operating EBITDA	For the years ended December 31,
	2024		2023		2022
(In millions)	ElectronicsCo	IndustrialsCo	ElectronicsCo	IndustrialsCo	ElectronicsCo	IndustrialsCo
Segment net sales	$4,336	$8,050	$4,034	$8,034	$4,757	$8,179
Less [1]:
Cost of sales	$2,338	$5,467	$2,283	$5,529	$2,608	$5,702
Selling, general and administrative expenses	567	885	495	801	493	793
Research and development expenses	314	214	304	201	333	194
Amortization of intangibles & other segment items [2]	214	362	256	333	269	306
Add:
Equity in earnings of nonconsolidated affiliates	$37	$30	$16	$35	$31	$39
Depreciation and amortization [3]	432	767	442	710	444	671
Segment Operating EBITDA	$1,372	$1,919	$1,154	$1,915	$1,529	$1,894
1.The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker.
2.Other segment items include immaterial other gains or losses and miscellaneous income and expenses.
3.Depreciation is a reconciling item to Segment Operating EBITDA as it is included within Cost of sales, Selling, general and administrative expenses and Research and development expenses.

Total reportable segment net sales are $12,386 million, $12,068 million and $12,936 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reconciliation of Segment Operating EBITDA to Income from continuing operations before income taxes		For the years ended December 31,
(In millions)		2024	2023	2022
ElectronicsCo Segment Operating EBITDA		$1,372	$1,154	$1,529
IndustrialsCo Segment Operating EBITDA		1,919	1,915	1,894
Total Segment Operating EBITDA		$3,291	$3,069	$3,423
+	Corporate Operating EBITDA	$(147)	$(127)	$(162)
-	Depreciation and amortization	1,194	1,147	1,135
+	Interest income [1]	73	155	50
-	Interest expense [2]	364	396	486
+	Non-operating pension/OPEB benefit costs (credits) [1]	18	(9)	28
+	Foreign exchange gains (losses), net [1]	3	(73)	15
-	Future reimbursable indirect costs	—	7	52
+	Significant items charge	(488)	(961)	(233)
Income from continuing operations before income taxes		$1,192	$504	$1,448
1.Included in "Sundry income (expense) - net."
2.The years ended December 31, 2024 and 2022 excludes significant items, refer to details below.
The following tables summarize the pre-tax impact of significant items that are excluded from Operating EBITDA above:

Significant Items for the Year Ended December 31, 2024	ElectronicsCo	IndustrialsCo	Corporate	Total
In millions
Acquisition, integration and separation costs [1]	$—	$(12)	$(156)	$(168)
Restructuring and asset related charges - net [2]	(4)	(78)	(5)	(87)
Inventory write-offs [3]	—	(25)	—	(25)
Inventory step-up amortization [4]	—	(2)	—	(2)
Loss on debt extinguishment [5]	—	—	(74)	(74)
Interest rate swap items [6]	—	—	(140)	(140)
Income tax items [7]	—	—	8	8
Total	$(4)	$(117)	$(367)	$(488)
1. Acquisition, integration and separation costs related to the Previously Intended Business Separations and the Intended Electronics Separation, and the acquisitions of Spectrum and Donatelle Plastics.
2. Includes restructuring actions and asset related charges. See Note 6 for additional information.
3. Reflects inventory write-offs recorded in “Cost of Sales” in connection with restructuring actions. See Note 6 for additional information.
4. Reflects the amortization of an inventory step-up adjustment related the Donatelle Plastics Acquisition.
5. Reflects the loss on extinguishment of debt related to the partial redemption of an aggregate principal amount of the 2038 Notes. Refer to Note 15 for further details.
6. Includes the non-cash mark-to-market loss related to the 2022 Swaps and 2024 Swaps, net interest settlement loss related to the 2022 Swaps and $2 million of basis amortization on the 2022 Swaps. Refer to Note 21 for further details.
7. Reflects the impact of an indemnified international tax audit.

Significant Items for the Year Ended December 31, 2023	ElectronicsCo	IndustrialsCo	Corporate	Total
In millions
Acquisition, integration and separation costs [1]	$—	$(20)	$—	$(20)
Restructuring and asset related charges - net [2]	(38)	(66)	(42)	(146)
Goodwill impairment charge [3]	—	(804)	—	(804)
Gain on divestiture [4]	7	1	1	9
Total	$(31)	$(889)	$(41)	$(961)
1. Acquisition, integration and separation costs related to the Spectrum Acquisition.
2. Includes restructuring actions and asset related charges. See Note 6 for additional information.
3. Reflects a non-cash goodwill impairment charge in the former Protection reporting unit (which is now split among the Healthcare, Aramids and Shelter reporting units), within the former Water & Protection segment (currently the IndustrialsCo segment). See Note 14 for additional information.
4. Reflected in "Sundry income (expense) - net."

Significant Items for the Year Ended December 31, 2022	ElectronicsCo	IndustrialsCo	Corporate	Total
In millions
Acquisition, integration and separation costs [1]	$—	$—	$(193)	$(193)
Restructuring and asset related charges - net [2]	(19)	(22)	(20)	(61)
Asset impairment charges [3]	(94)	—	—	(94)
Gain on divestiture [4]	—	37	32	69
Terminated Intended Rogers Acquisition financing fees [5]	—	—	(6)	(6)
Employee Retention Credit [6]	20	20	12	52
Total	$(93)	$35	$(175)	$(233)
1. Acquisition, integration and separation costs related to strategic initiatives including the sale of the Biomaterials business unit, the acquisition of Laird PM, and the termination fee of $162.5 million associated with the Terminated Intended Rogers Corporation Acquisition.
2. Includes restructuring actions and asset related charges. See Note 6 for additional information.
3. Relates to an impairment of an equity method investment. See Note 6 for additional information.
4. Reflected in "Sundry income (expense) - net." See Note 7 for additional information.
5. Includes acquisition costs associated with the Terminated Intended Rogers Corporation Acquisition related to the financing agreements, specifically the structuring fees and the amortization of the commitment fees reflected in "Interest Expense."
6. Employee Retention Credit pursuant to the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act as enhanced by the Consolidated Appropriations Act (“CAA”) and American Rescue Plan Act (“ARPA”) reflected in "Cost of sales," "Research and development expenses" and "Selling, general and administrative expenses."

Segment and Corporate Information	ElectronicsCo	IndustrialsCo	Corporate	Total
In millions
For the Year Ended December 31, 2024
Assets of continuing operations	$13,514	$19,430	$3,692	$36,636
Investment in nonconsolidated affiliates	382	278	118	778
Capital expenditures	271	348	—	619
For the Year Ended December 31, 2023
Assets of continuing operations	$13,759	$19,970	$4,823	$38,552
Investment in nonconsolidated affiliates	386	280	122	788
Capital expenditures	255	335	—	590
For the Year Ended December 31, 2022
Assets of continuing operations	$14,226	$19,082	$6,756	$40,064
Investment in nonconsolidated affiliates	396	290	—	686
Capital expenditures	242	417	—	659

Total Asset Reconciliation at December 31,	2024	2023	2022
In millions
Assets of continuing operations	$36,636	$38,552	$40,064
Assets of discontinued operations	—	—	1,291
Total assets	$36,636	$38,552	$41,355

Capital Expenditure Reconciliation to Consolidated Financial Statements	2024	2023	2022
In millions
Segment Totals	$619	$590	$659
Other [1]	(40)	29	3
Total	$579	$619	$662
1.Reflects the incremental cash spent or unpaid on capital expenditures; total capital expenditures are presented on a cash basis.